General (Details) - USD ($) $ in Thousands							1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 01, 2022	Sep. 15, 2022	Aug. 02, 2022	Jul. 21, 2021	Oct. 01, 2020	Mar. 27, 2017	Aug. 18, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General [Line Items]
Ordinary shares (in Shares)	37,000	75,000,000	24,000	6,000	40		75,000,000
Net loss								$ 2,932
Cash flows from operating activities								(3,233)	$ (2,188)	$ (7,917)	$ (5,061)	$ (4,307)
Accumulated deficit								$ 66,449		$ 64,009
Initial public offering						$ 13,700